Risk Management (Details) - Schedule of modified loans - Collective [Member] - Credit Risk [Member] - CLP ($)	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 36,529,062	$ 34,339,893
Modified loans	$ 1,700,889	$ 1,685,593
Percentage	4.66%	491.00%
Total ECL Allowance	$ 1,051,434	$ 1,036,793
Modified loans	$ 415,744	$ 442,603
Percentage	39.54%	42.69%
Stage 1 [Member]
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 32,664,056	$ 30,216,324
Modified loans
Percentage
Total ECL Allowance	$ 239,973	$ 194,422
Modified loans
Percentage
Stage 2 [Member]
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 2,190,877	2,447,273
Modified loans	$ 811,318	$ 799,572
Percentage	37.03%	36.67%
Total ECL Allowance	$ 166,914	$ 149,940
Modified loans	$ 58,651	$ 33,118
Percentage	35.08%	22.09%
Stage 3 [Member]
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 1,674,129	$ 1,676,296
Modified loans	$ 889,571	$ 886,021
Percentage	53.14%	52.86%
Total ECL Allowance	$ 644,547	$ 692,431
Modified loans	$ 357,183	$ 409,485
Percentage	55.42%	59.14%